First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2024  (Unaudited)

Principal Amount[1]			Value
		ASSET-BACKED SECURITIES — 9.4%
1,500,000	[2]	Banco Santander, S.A. 11.686%, 12/27/2043[3,4,5]	$1,606,340
2,000,000		Broadway 1 Junior Mortgage Series 1, Class JNR, 13.347% (SOFR Rate+800 basis points), 4/12/2031[4,5,6,7]	1,980,000
3,100,000	[2]	COLSS 2024-2 F Mtge 6.200%, 5/22/2034[3,4,5,7]	3,918,594
2,845,260		Deutsche Bank AG Series 2021-1X, Class CLN, 14.087% (3-Month Term SOFR+876 basis points), 2/21/2029[4,5,6]	2,781,242
3,500,000		Ducati Series 2024-1, 12.717%, 6/20/2030[3,4]	3,750,000
2,500,000	[2]	LBBW LION-5 MEZ Mtge 12.772%, 7/31/2034[3,4,5]	2,677,233
3,000,000		MESP 2024-1 B Mtge 14.820%, 7/28/2032[4,5]	3,000,000
		TOTAL ASSET-BACKED SECURITIES
		(Cost $19,897,149)	19,713,409

		BANK LOANS — 34.3%
		Accordion Partners
297,750		11.596%, 8/29/2029[5,8]	297,750
450,000		11.889%, 8/29/2029[5]	450,000
627,062		Alegeus Technologies Holding Corp. 13.674%, 9/4/2026[5]	627,063
826,998		Arcline FM Holdings, LLC 10.094% (3-Month Term SOFR+475 basis points), 6/23/2028[6,7]	830,422
		Athos Merger Sub, LLC
432,046		10.604% (1-Month Term SOFR+500 basis points), 7/31/2026[6,7]	397,124
359,229		13.855% (1-Month Term SOFR+500 basis points), 7/31/2027[5,7]	312,026
1,000,000		Black Rifle Coffee Company, LLC 13.801%, 8/10/2028[5]	980,000
1,987,166		Cardinal Parent, Inc. 9.985% (3-Month Term SOFR+450 basis points), 11/12/2027[6,7]	1,871,911
		CB Buyer, Inc.
1,012,250		0.500% Delay Draw, 7/1/2031[5,9]	—
394,750		0.500% Revolver, 7/1/2031[5,9]	—
3,593,000		0.500% Term Loan, 7/1/2031[5,9]	—
2,687,700		Cire Alto OpCo, LLC 10.829%, 11/29/2024[5]	2,687,700
4,000,000		Cooper Mach 10.835%, 12/13/2027[5]	3,970,000
987,500		CPC/Cirtec Holdings, Inc. 11.594%, 1/30/2029[5]	987,500

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
	Dentive Capital, LLC
277,925	12.085% Term Loan, 12/23/2028[5]	$272,367
138,059	12.085% Delay Draw, 12/23/2028[5]	135,298
3,000,000	1.000% Delay Draw, 12/26/2028[5,10]	337,845
2,032,961	DigiCert, Inc. 12.343%, 2/24/2029[5]	1,824,583
	Fertility (ITC) Buyer, Inc.
1,598,684	0.500%, 1/3/2025[5,9]	—
1,335,332	11.298%, 1/3/2029[5]	1,321,978
	Fingerpaint Group
467,299	12.185%, 12/20/2026[5]	463,794
349,554	12.185%, 12/20/2026[5]	346,932
496,203	Florida Food Products, LLC 10.444% (1-Month Term SOFR+500 basis points), 10/18/2028[6,7]	432,860
1,421,812	Florida Marine 14.512%, 3/17/2028[5]	1,436,030
	Fortis Payment Systems, LLC
499,812	1.000%, 2/13/2026[5,10]	95,001
1,496,250	11.185%, 2/13/2026[5]	1,485,028
2,633,878	Global IID Parent, LLC 10.096% (1-Month Term SOFR+450 basis points), 12/18/2028[6,7]	2,607,539
242,750	H.W. Lochner, LLC 12.206%, 7/2/2027[5]	239,157
1,496,094	HS Purchaser LLC 9.430% (1-Month Term SOFR+400 basis points), 11/30/2026[5,6,7]	1,351,160
	IDC Infusion Services
1,456,526	11.852%, 7/7/2028[5]	1,439,193
402,597	11.889%, 7/7/2028[5,9]	(4,791)
1,086,153	Ivanti Software, Inc. 9.814% (3-Month Term SOFR+425 basis points), 12/1/2027[6,7]	866,636
1,496,250	MAX US Bidco, Inc. 10.335%, 10/3/2030	1,415,827
	Monroe Capital Corp.
495,687	12.314%Delay Draw, 12/20/2028[5]	488,897
493,750	12.314%Term Loan, 12/20/2028[5]	486,986
	Neptune Bidco US, Inc.
1,997,487	10.156% (1-Month Term SOFR+475 basis points), 10/11/2028[7]	1,879,136
1,984,975	10.423% (1-Month Term SOFR+500 basis points), 4/11/2029[6,7]	1,873,320
4,000,000	10.156% (1-Month Term SOFR+475 basis points), 10/11/2029	3,951,260
	Orthopaedic (ITC) Buyer, LLC
1,562,979	11.935%, 7/31/2028[5]	1,557,665
425,532	12.253%, 7/31/2028[5,9]	4,936

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
	PhyNet Dermatology, LLC
517,241	11.493%, 10/20/2029[5,9]	$9,052
1,015,124	11.493%, 10/20/2029[5,9]	2,538
977,851	11.825%, 10/20/2029[5]	970,517
486,115	11.825%, 10/20/2029[5]	482,469
541,111	Project Castle, Inc. 10.080% (3-Month Term SOFR+550 basis points), 6/1/2029[6,7]	484,746
2,802,659	Project Leopard Holdings, Inc. 10.680% (3-Month Term SOFR+525 basis points), 7/20/2029[6,7]	2,615,848
1,994,987	Resolute Investment Managers, Inc. 12.096% (1-Month Term SOFR+650 basis points), 4/30/2027[5,7]	1,955,088
5,000,000	RHF VI Funding, LLC 13.096%, 11/19/2024[5,10]	4,750,000
	Riskonnect, Inc.
4,000,000	0.500%Delay Draw, 12/7/2028[5,9]	(4,800)
977,782	10.985%Term Loan, 12/7/2028[5]	966,831
	Royal Palm I
410,911	0.000%, 10/24/2033*,5,10	1,958
658,872	0.000%, 10/24/2033*,5	653,337
	Royal Palm II
45,085	0.500%, 10/24/2028[5]	44,679
82,182	0.000%, 10/24/2033*,5,10	392
5,591,105	Russell Investments U.S. Institutional Holdco, Inc. 10.330% (1-Month Term SOFR+500 basis points), 6/1/2027[6,7]	4,988,328
251,400	Shryne Group, Inc. 18.000%, 5/26/2026[5,8]	253,914
	South Florida ENT Associates
978,722	12.435% Term Loan, 3/25/2025[5]	975,590
422,196	12.435% Delay Draw, 12/31/2025[5,10]	155,621
	Steward Health Care System, LLC
545,572	16.180%, 6/30/2024[5]	602,857
802,667	15.445%, 12/31/2024[5]	723,834
2,086,767	21.250%, 12/31/2027[5,8]	2,097,201
220,211	Stronghold Digital Mining, Inc. 15.313%, 10/25/2025[5]	216,908
1,339,655	Synamedia Americas Holdings, Inc. 13.085%, 12/5/2028[5]	1,303,083
	TA/WEG Holdings, LLC
372,872	12.253%, 10/2/2027[5]	372,872
221,760	0.500%, 10/4/2027[5,9]	3,326
248,588	12.253%, 10/4/2027[5,8]	248,588
371,639	12.253%, 10/4/2027[5]	371,639
2,609,506	12.253%, 10/4/2027[5,10]	436,092

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
	Tank Holding Corp.
15,409	0.500%, 3/31/2028[9]	$(453)
1,875,428	11.194%, 3/31/2028	1,848,468
691,250	11.429%, 5/11/2029	682,609
299,073	11.750%, 5/11/2029[10]	130,334
	Taoglas Group Holdings Limited
214,991	12.552% Revolver, 2/28/2029[5,10]	165,180
775,196	12.552% Term Loan, 2/28/2029[5]	742,250
	TCW Fenix Topco, LLC
51,360	11.800%, 4/2/2027[5]	50,745
856,422	11.810%, 3/28/2029[5]	830,472
2,493,750	USN OPCO, LLC 11.241%, 12/21/2026[5]	2,493,750
	TOTAL BANK LOANS
	(Cost $72,149,477)	72,345,996

Number of Shares
	CLOSED-END FUNDS — 1.3%
176,976	Palmer Square Capital BDC, Inc.[12]	2,859,932
	TOTAL CLOSED-END FUNDS
	(Cost $2,900,005)	2,859,932

Principal Amount[1]
	COLLATERALIZED LOAN OBLIGATIONS — 32.3%
500,000	Antares Loan Funding CLO 0.000%, 2/17/2032*,5,8	570,720
	Apidos CLO Ltd.
500,000	Series 2017-28A, Class C, 8.086% (3-Month Term SOFR+276 basis points), 1/20/2031[6,7,13]	498,044
500,000	Series 2020-33A, Class ER, 11.935% (3-Month Term SOFR+661 basis points), 10/24/2034[6,7,13]	502,194
444,625	Ares Capital Corp. 0.000%, 7/11/2033*,5	452,011
	Ares CLO Ltd.
500,000	Series 2016-40A, Class CRR, 8.390% (3-Month Term SOFR+306 basis points), 1/15/2029[6,7,13]	501,650
375,000	Series 2014-32RA, Class C, 8.484% (3-Month Term SOFR+316 basis points), 5/15/2030[6,7,13]	377,089
500,000	Assurant CLO Ltd. Series 2017-1A, Class ER, 12.786% (3-Month Term SOFR+746 basis points), 10/20/2034[6,7,13]	485,702

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Barings CLO Ltd.
750,000	Series 2018-3A, Class E, 11.336% (3-Month Term SOFR+601 basis points), 7/20/2029[6,7,13]	$753,631
500,000	Series 2018-4A, Class D, 8.490% (3-Month Term SOFR+316 basis points), 10/15/2030[6,7,13]	503,747
250,000	Benefit Street Partners CLO Ltd. Series 2015-8A, Class DR, 11.186% (3-Month Term SOFR+586 basis points), 1/20/2031[6,7,13]	250,027
	Carlyle Global Market Strategies CLO Ltd.
750,000	Series 2014-4RA, Class C, 8.490% (3-Month Term SOFR+316 basis points), 7/15/2030[6,7,13]	747,454
1,000,000	Series 2014-2RA, Class C, 8.384% (3-Month Term SOFR+306 basis points), 5/15/2031[6,7,13]	1,001,181
625,000	Series 2014-3RA, Class C, 8.536% (3-Month Term SOFR+321 basis points), 7/27/2031[6,7,13]	616,106
250,000	Carlyle Global Market Strategies Ltd. Series 2014-1A, Class DR, 8.179% (3-Month Term SOFR+286 basis points), 4/17/2031[6,7,13]	250,132
	Carlyle U.S. CLO Ltd.
500,000	Series 2017-4A, Class C, 8.390% (3-Month Term SOFR+306 basis points), 1/15/2030[6,7,13]	501,054
700,000	Series 2017-5A, Class D, 10.886% (3-Month Term SOFR+556 basis points), 1/20/2030[6,7,13]	696,643
500,000	CBAM Ltd. Series 2017-4A, Class D, 8.190% (3-Month Term SOFR+286 basis points), 1/15/2031[6,7,13]	500,645
500,000	Cedar Funding CLO Ltd. Series 2016-5A, Class DR, 8.579% (3-Month Term SOFR+326 basis points), 7/17/2031[6,7,13]	500,026
500,000	Cedar Funding XVII CLO Ltd. Series 2023-17A, Class E, 13.485% (3-Month Term SOFR+816 basis points), 7/20/2036[6,7,13]	521,113
	CIFC Funding Ltd.
500,000	Series 2017-4A, Class D, 11.685% (3-Month Term SOFR+636 basis points), 10/24/2030[6,7,13]	502,439
250,000	Series 2018-2A, Class C, 8.436% (3-Month Term SOFR+311 basis points), 4/20/2031[6,7,13]	250,574
875,000	Series 2018-2A, Class D, 11.436% (3-Month Term SOFR+611 basis points), 4/20/2031[6,7,13]	878,054
500,000	Series 2013-3RA, Class D, 11.485% (3-Month Term SOFR+616 basis points), 4/24/2031[6,7,13]	498,097
500,000	Clear Creek CLO Series 2015-1A, Class DR, 8.536% (3-Month Term SOFR+321 basis points), 10/20/2030[6,7,13]	500,598

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
250,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 8.840% (3-Month Term SOFR+351 basis points), 10/15/2031[6,7,13]	$250,622
	Dryden Senior Loan Fund
500,000	Series 2013-30A, Class DR, 8.184% (3-Month Term SOFR+286 basis points), 11/15/2028[6,7,8,13]	497,525
526,355	Series 2014-36A, Class AR3, 6.610% (3-Month Term SOFR+128 basis points), 4/15/2029[6,7,8,13]	526,776
500,000	Series 2017-54A, Class D, 8.688% (3-Month Term SOFR+336 basis points), 10/19/2029[6,7,8,13]	495,161
500,000	Series 2022-106A, Class D, 11.029% (3-Month Term SOFR+570 basis points), 10/15/2035[6,7,8,13]	507,002
500,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 8.086% (3-Month Term SOFR+276 basis points), 1/20/2030[6,7,13]	499,647
500,000	Elmwood CLO Ltd. Series 2022-1A, Class E, 11.675% (3-Month Term SOFR+635 basis points), 4/20/2035[6,7,13]	502,483
500,000	Galaxy CLO Ltd. Series 2018-26A, Class E, 11.438% (3-Month Term SOFR+611 basis points), 11/22/2031[6,7,13]	502,436
500,000	Generate CLO Ltd. Series 2023-12A, Class E, 13.725% (3-Month Term SOFR+840 basis points), 7/20/2036[6,7,13]	527,370
500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class D, 8.540% (3-Month Term SOFR+321 basis points), 10/15/2030[6,7,13]	501,797
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class DR, 8.486% (3-Month Term SOFR+316 basis points), 7/20/2030[6,7,13]	498,156
500,000	Series 13A-18, Class DR, 8.281% (3-Month Term SOFR+295 basis points), 10/15/2030[6,7,13]	500,012
500,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class E, 13.489% (3-Month Term SOFR+816 basis points), 7/15/2036[6,7,13]	520,929
1,500,000	Kohlberg CLO 0.000%, 12/28/2033*,5	1,595,920
406,974	LCM Ltd. Series 25A, Class AR, 6.425% (3-Month Term SOFR+110 basis points), 7/20/2030[6,7,13]	407,092
500,000	Long Point Park CLO Ltd. Series 2017-1A, Class C, 7.979% (3-Month Term SOFR+266 basis points), 1/17/2030[6,7,13]	501,215

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000		Magnetite CLO Ltd. Series 2018-20A, Class E, 10.936% (3-Month Term SOFR+561 basis points), 4/20/2031[6,7,13]	$502,276
500,000		Marathon CLO Ltd. Series 2018-12A, Class C, 9.189% (3-Month Term SOFR+386 basis points), 4/18/2031[6,7,13]	496,424
		MCF CLO Ltd.
3,000,000		Series 2018-1A, Class SUB, 0.000%, 4/18/2036*,6,13	2,291,518
2,175,000		Series 2018-1A, Class ER, 13.299% (3-Month Term SOFR+800 basis points), 4/18/2036[6,7,13]	2,204,635
1,926,983		Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033*,6,12,13	1,277,644
500,000		Neuberger Berman Loan Advisers CLO Ltd. Series 2018-28A, Class D, 8.436% (3-Month Term SOFR+311 basis points), 4/20/2030[6,7,13]	500,198
		Newark BSL CLO Ltd.
500,000		Series 2017-1A, Class CR, 8.735% (3-Month Term SOFR+341 basis points), 7/25/2030[6,7,13]	498,812
500,000		Series 2017-1A, Class D, 11.885% (3-Month Term SOFR+656 basis points), 7/25/2030[6,7,13]	488,817
		OCP CLO Ltd.
500,000		Series 2014-6A, Class CR, 8.779% (3-Month Term SOFR+346 basis points), 10/17/2030[6,7,13]	501,847
500,000		Series 2019-17A, Class ER, 12.086% (3-Month Term SOFR+676 basis points), 7/20/2032[6,7,13]	500,000
500,000		Octagon Investment Partners 33 Ltd. Series 2017-1A, Class C, 8.336% (3-Month Term SOFR+301 basis points), 1/20/2031[6,7,13]	500,874
500,000		Octagon Investment Partners Ltd. Series 2018-1A, Class C, 8.536% (3-Month Term SOFR+321 basis points), 7/20/2030[6,7,13]	495,439
		OZLM Ltd.
500,000		Series 2018-22A, Class C, 8.229% (3-Month Term SOFR+291 basis points), 1/17/2031[6,7,13]	499,448
500,000		Series 2018-20A, Class C, 8.536% (3-Month Term SOFR+321 basis points), 4/20/2031[6,7,13]	497,412
		Palmer Square European Loan Funding
600,000	[2]	Series 2023-1A, Class SUB, 0.000%, 11/15/2032*,3,6,12,13	25,220
900,000	[2]	Series 2023-2X, Class SUB, 0.000%, 1/15/2033*,3,6,12	851,144
1,000,000	[2]	Series 2023-3X, Class SUB, 0.000%, 5/15/2033*,3,6,12	935,420
2,500,000	[2]	Series 2024-1X, Class SUB, 0.000%, 8/15/2033*,3,6,12	2,689,424
1,050,000	[2]	Series 2023-1X, Class SUB, 0.000%, 7/15/2036*,3,6,12	803,341
132,000	[2]	Series 2023-1X, Class F, 11.886% (3-Month Euribor+798 basis points), 7/15/2036[3,6,7,12]	142,564

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,450,000	[2]	Series 2023-2X, Class SUB, 0.000%, 10/15/2036*,3,6,12	$1,123,413
2,000,000	[2]	Series 2024-1X, Class SUB, 0.000%, 5/15/2037*,3,5,6,12	2,149,464
3,000,000	[2]	Series 2024-2X, Class SUB, 0.000%, 10/15/2037*,3,5,6,12	3,052,045
		Palmer Square Loan Funding Ltd.
825,000		Series 2023-1A, Class SUB, 0.000%, 7/20/2031*,6,12,13	881,052
750,000		Series 2023-1A, Class D, 13.325% (3-Month Term SOFR+800 basis points), 7/20/2031[6,7,12,13]	750,000
450,000		Series 2022-4A, Class SUB, 0.000%, 7/24/2031*,6,12,13	403,605
300,000		Series 2022-4A, Class D, 12.613% (3-Month Term SOFR+729 basis points), 7/24/2031[6,7,12,13]	301,329
500,000		Series 2023-2A, Class SUB, 0.000%, 1/25/2032*,6,12,13	491,800
3,000,000		Series 2024-3A, Class SUB, 0.000%, 8/8/2032*5,6,12,13	3,004,627
1,250,000		Series 2023-4A, Class SUB, 0.000%, 10/20/2033*,6,12,13	1,193,239
500,000		Series 2023-2A, Class SUB, 0.000%, 4/20/2036*,6,12,13	455,285
500,000		Series 2023-3A, Class SUB, 0.000%, 1/20/2037*,6,12,13	501,110
1,540,000		Series 2024-1A, Class SUB, 0.000%, 4/15/2037*,6,12,13	1,529,990
3,000,000		Series 2024-2A, Class SUB, 0.000%, 7/20/2037*,5,6,12,13	2,724,286
500,000		Post CLO Ltd. Series 2024-1A, Class E, 12.072% (3-Month Term SOFR+680 basis points), 4/20/2037[6,7,13]	507,695
		Regatta Funding Ltd.
1,000,000		Series 2018-2A, Class C, 8.690% (3-Month Term SOFR+336 basis points), 7/15/2031[6,7,13]	1,000,000
1,000,000		Series 2018-2A, Class CR, 8.690% (3-Month Term SOFR+270 basis points), 7/15/2031[6,7,13]	1,000,000
750,000		Series 2018-3A, Class E, 11.535% (3-Month Term SOFR+621 basis points), 10/25/2031[6,7,13]	750,853
500,000		Series 2016-1A, Class A1R2, 6.755% (3-Month Term SOFR+141 basis points), 6/20/2034[6,7,13]	500,473
500,000		Sound Point CLO Ltd. Series 2017-3A, Class C, 8.586% (3-Month Term SOFR+326 basis points), 10/20/2030[6,7,13]	498,534
500,000		Stewart Park CLO Ltd. Series 2015-1A, Class ER, 10.870% (3-Month Term SOFR+554 basis points), 1/15/2030[6,7,13]	496,950
250,000		Symphony CLO Ltd. Series 2022-34A, Class DR, 10.573% (3-Month Term SOFR+525 basis points), 7/24/2036[6,7,13]	257,383
375,000		TCI-Flatiron CLO Ltd. Series 2018-1A, Class ER, 11.736% (3-Month Term SOFR+641 basis points), 1/29/2032[6,7,13]	376,744
500,000		THL Credit Wind River CLO Ltd. Series 2018-2A, Class D, 8.590% (3-Month Term SOFR+326 basis points), 7/15/2030[6,7,13]	496,766

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 0.000% (3-Month Term SOFR+285 basis points), 7/20/2032*[5,6,7,13,14]	$500,000
380,000	Voya CLO 2019-1 Ltd. Series 2019-1A, Class DR, 8.440% (3-Month Term SOFR+311 basis points), 4/15/2031[6,7,13]	379,902
	Voya CLO Ltd.
500,000	Series 2017-1A, Class C, 8.909% (3-Month Term SOFR+359 basis points), 4/17/2030[6,7,13]	501,479
500,000	Series 2013-1A, Class CR, 8.540% (3-Month Term SOFR+321 basis points), 10/15/2030[6,7,13]	500,904
1,000,000	Series 2014-1A, Class CR2, 8.389% (3-Month Term SOFR+306 basis points), 4/18/2031[6,7,13]	999,572
250,000	Series 2018-2A, Class D, 8.340% (3-Month Term SOFR+301 basis points), 7/15/2031[6,7,13]	249,283
500,000	Series 2016-3A, Class CR, 8.839% (3-Month Term SOFR+351 basis points), 10/18/2031[6,7,13]	493,126
500,000	Series 2015-3A, Class CR, 8.736% (3-Month Term SOFR+341 basis points), 10/20/2031[6,7,13]	495,052
500,000	Series 2019-2A, Class D, 9.286% (3-Month Term SOFR+396 basis points), 7/20/2032[6,7,13]	501,258
500,000	Series 2020-3A, Class ER, 11.986% (3-Month Term SOFR+666 basis points), 10/20/2034[6,7,13]	496,223
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $67,345,791)	67,958,973

Number of Shares
	COMMON STOCKS — 1.2%
	CONSUMER DISCRETIONARY — 1.2%
2,750,000	IFRG Investor III LP5	2,640,000
	TOTAL COMMON STOCKS
	(Cost $2,750,000)	2,640,000

Number of Shares
		PRIVATE INVESTMENT FUNDS — 13.6%
N/A	[11]	DSC Meridian LP5	5,541,314
N/A	[11]	Linden Investors LP5	5,012,795
N/A	[11]	Old Orchard Credit Fund LP5	4,415,584
N/A	[11]	Seer Capital Regulatory Capital Relief Fund	4,000,000
N/A	[11]	TCW Direct Lending VIII, LLC	5,008,924
N/A	[11]	Whitehawk IV-Plus Onshore Fund LP	1,653,724
N/A	[11]	Wynwood BN, LLC	304,381
		TOTAL PRIVATE INVESTMENT FUNDS
		(Cost $25,359,265)	25,936,722

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 6.1%
12,827,183	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.21%[15]	$12,827,183
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,827,183)	12,827,183
	TOTAL INVESTMENTS — 97.0%
	(Cost $203,228,870)	204,282,215
	Assets in Excess of Other Liabilities — 3.0%	6,289,692
	TOTAL NET ASSETS — 100.0%	$210,571,907

IDC — Industrial Development Corporation
LLC — Limited Liability Company
LP — Limited Partnership
* Non-income producing security.
[1] Local currency.
[2] Principal Amount denoted in local currency.
[3] Foreign security denominated in U.S. Dollars.
[4] All or a portion of this investment is a holding of FTPCF Cayman Sub1 Ltd.
[5] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in table located in Note 2.
[6] Callable.
[7] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[8] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[9] Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
[10] A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.
[11] Investment does not issue shares.
[12] Affiliated company.
[13] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $53,593,507, which represents 25.45% of the total net assets of the Fund.
[14] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[15] The rate is the annualized seven-day yield at period end.

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Securities With Restrictions	Redemptions	Redemption			Original
On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
DSC Meridan Credit Opportunities Onshore LPa	Quarterly[b]	65 Days	$5,000,000	$5,541,314	5/1/2023
Linden Investors LPa	Quarterly[b]	65 Days	4,750,000	5,012,795	5/1/2023
Old Orchard Credit Fund LPa	Quarterly[b]	65 Days	4,250,000	4,415,584	5/31/2023
Palmer Square Square Capital BDC, Inc.	Not permitted	N/A	2,900,005	2,859,932	2/1/2023
Seer Capital Regulatory Capital Relief Funda	Not permitted	N/A	4,000,000	4,000,000	3/7/2023
TCW Direct Lending VIII LLC[a]	Not permitted	N/A	5,476,015	5,008,924	8/9/2023
WhiteHawk IV-Plus Onshore Fund, L.P.[a]	Not permitted	N/A	1,583,250	1,653,724	6/29/2023
Wynwood BN, LLC[a]	Not permitted	N/A	300,000	304,381	1/26/2023
Totals			$28,259,270	$28,796,654

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At	Value At	Unrealized
Sale		Currency	Settlement	Amount	Settlement	June 30,	Appreciation
Contracts	Counterparty	Exchange	Date	Sold	Date	2024	(Depreciation)
EUR	BNP Paribas	EUR per USD	7/22/2024	$(60,000)	$(64,932)	$(64,331)	$601
EUR	BNP Paribas	EUR per USD	7/22/2024	(30,000)	(33,210)	(32,166)	1,044
EUR	BNP Paribas	EUR per USD	7/22/2024	(20,000)	(21,988)	(21,444)	544
EUR	BNP Paribas	EUR per USD	8/2/2024	2,850,000	3,060,900	3,057,470	(3,430)
EUR	BNP Paribas	EUR per USD	8/15/2024	(7,500,000)	(8,118,565)	(8,051,288)	67,277
EUR	BNP Paribas	EUR per USD	8/22/2024	(150,000)	(163,365)	(161,083)	2,282
EUR	BNP Paribas	EUR per USD	8/22/2024	(40,000)	(43,820)	(42,955)	865
EUR	BNP Paribas	EUR per USD	8/22/2024	(20,000)	(22,180)	(21,478)	702
EUR	BNP Paribas	EUR per USD	10/22/2024	(50,000)	(54,325)	(53,864)	461
EUR	BNP Paribas	EUR per USD	10/22/2024	(20,000)	(22,210)	(21,546)	664
EUR	BNP Paribas	EUR per USD	10/24/2024	(40,000)	(44,156)	(43,096)	1,060
EUR	BNP Paribas	EUR per USD	11/22/2024	(210,000)	(229,857)	(226,590)	3,267
EUR	BNP Paribas	EUR per USD	11/22/2024	(50,000)	(55,040)	(53,950)	1,090
EUR	BNP Paribas	EUR per USD	11/22/2024	(30,000)	(33,315)	(32,370)	945
EUR	BNP Paribas	EUR per USD	12/20/2024	(132,000)	(142,032)	(142,633)	(601)
EUR	BNP Paribas	EUR per USD	1/22/2025	(80,000)	(87,664)	(86,541)	1,123
EUR	BNP Paribas	EUR per USD	1/22/2025	(30,000)	(33,390)	(32,453)	937

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – (Continued)

				Currency	Value At	Value At	Unrealized
Sale		Currency	Settlement	Amount	Settlement	June 30,	Appreciation
Contracts	Counterparty	Exchange	Date	Sold	Date	2024	(Depreciation)
EUR	BNP Paribas	EUR per USD	2/21/2025	(200,000)	(219,700)	(216,669)	3,031
EUR	BNP Paribas	EUR per USD	2/21/2025	(40,000)	(44,220)	(43,334)	886
EUR	BNP Paribas	EUR per USD	2/21/2025	(10,000)	(11,120)	(10,833)	286
EUR	BNP Paribas	EUR per USD	2/24/2025	(70,000)	(77,014)	(75,845)	1,169
EUR	BNP Paribas	EUR per USD	4/22/2025	(90,000)	(99,271)	(97,788)	1,483
EUR	BNP Paribas	EUR per USD	4/22/2025	(20,000)	(22,280)	(21,731)	549
EUR	BNP Paribas	EUR per USD	5/22/2025	(448,000)	(498,848)	(487,482)	11,366
EUR	BNP Paribas	EUR per USD	5/22/2025	(160,000)	(176,587)	(174,101)	2,486
EUR	BNP Paribas	EUR per USD	5/22/2025	(50,000)	(55,400)	(54,405)	995
EUR	BNP Paribas	EUR per USD	7/22/2025	(70,000)	(77,318)	(76,309)	1,009
EUR	BNP Paribas	EUR per USD	7/22/2025	(20,000)	(22,340)	(21,802)	538
EUR	BNP Paribas	EUR per USD	8/22/2025	(260,000)	(288,055)	(283,838)	4,217
EUR	BNP Paribas	EUR per USD	8/22/2025	(30,000)	(33,420)	(32,751)	669
EUR	BNP Paribas	EUR per USD	10/22/2025	(688,000)	(769,402)	(753,204)	16,197
EUR	BNP Paribas	EUR per USD	10/22/2025	(20,000)	(22,380)	(21,895)	485
EUR	BNP Paribas	EUR per USD	11/21/2025	(90,000)	(100,107)	(98,667)	1,440
EUR	BNP Paribas	EUR per USD	11/21/2025	(30,000)	(33,465)	(32,889)	576
EUR	BNP Paribas	EUR per USD	11/24/2025	(70,000)	(77,840)	(76,751)	1,089
EUR	BNP Paribas	EUR per USD	1/22/2026	(80,000)	(89,070)	(87,957)	1,113
EUR	BNP Paribas	EUR per USD	2/20/2026	(680,000)	(760,920)	(748,646)	12,274
EUR	BNP Paribas	EUR per USD	2/20/2026	(120,000)	(134,040)	(132,114)	1,926
EUR	BNP Paribas	EUR per USD	2/23/2026	(80,000)	(89,280)	(88,088)	1,192
EUR	BNP Paribas	EUR per USD	4/22/2026	(50,000)	(55,855)	(55,204)	651
EUR	BNP Paribas	EUR per USD	5/22/2026	(1,754,000)	(1,966,931)	(1,939,293)	27,638
EUR	BNP Paribas	EUR per USD	6/18/2026	(944,000)	(1,062,000)	(1,045,045)	16,955
EUR	BNP Paribas	EUR per USD	6/18/2026	144,000	160,013	159,414	(599)
EUR	BNP Paribas	EUR per USD	7/22/2026	(50,000)	(55,800)	(55,440)	360
EUR	BNP Paribas	EUR per USD	8/24/2026	(70,000)	(78,645)	(77,737)	908
EUR	BNP Paribas	EUR per USD	10/22/2026	(50,000)	(55,975)	(55,681)	294
EUR	BNP Paribas	EUR per USD	11/6/2026	(1,408,000)	(1,576,960)	(1,569,084)	7,876
EUR	BNP Paribas	EUR per USD	11/6/2026	368,000	412,344	410,101	(2,243)
EUR	BNP Paribas	EUR per USD	11/23/2026	(80,000)	(90,200)	(89,224)	976
EUR	BNP Paribas	EUR per USD	2/22/2027	(90,000)	(101,880)	(100,810)	1,070
EUR	BNP Paribas	EUR per USD	5/24/2027	(90,000)	(102,285)	(101,247)	1,038
EUR	BNP Paribas	EUR per USD	6/4/2027	(1,976,000)	(2,242,760)	(2,224,108)	18,652
	TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(16,628,160)	$(16,410,775)	$217,389

EUR - Euro

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2024  (Unaudited)

Note 1 - Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P., (the “Investment Manager”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark.”

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act) at the value determined by each private investment fund in accordance with such private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Investment Manager and/or sub-advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

First Trust Portfolios L.P., the Fund’s distributor, is under no duty to verify any valuations of the Fund’s investments.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$3,750,000	$15,963,409	$19,713,409
Bank Loans	-	26,875,915	45,470,081	72,345,996
Collateralized Loan Obligations	-	53,909,900	14,049,073	67,958,973
Common Stock	-	-	2,640,000	2,640,000
Private Investment Funds	-	-	14,969,693	14,969,693
Short-Term Investments	12,827,183	-	-	8,450,722
Subtotal	$12,827,183	$84,535,815	$93,092,257	$190,455,254
Closed-End Fund				2,859,932
Private Investments Funds				10,967,029
Total Investments				$204,282,215

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a sub-adviser. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2024.

Name of Issuer	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Investment Income (Loss)
Mount Logan Funding LP	1,414,872	-	-	-	-	(108,021)	(29,207)	1,277,644	-
Palmer Square Capital BDC, Inc.	2,882,939	-	-	-	-	(17,066)	(5,941)	2,859,932	83,179
Palmer Square European Loan Funding	2,697,163	-	-	-	-	(14,040)	6,301	2,689,424	-
Palmer Square European Loan Funding	1,568,528	-	-	-	(339,068)	37,053	(143,099)	1,123,413	38,106
Palmer Square European Loan Funding	1,087,521	-	-	-	-	23,822	(175,924)	935,420	-
Palmer Square European Loan Funding	1,013,942	795,892	(937,168)	-	(141,211)	(64,437)	136,322	803,341	-
Palmer Square European Loan Funding	848,015	-	-	-	-	(153,766)	156,896	851,144	-
Palmer Square European Loan Funding	611,954	-	-	-	(483,648)	(26,073)	(77,013)	25,220	-
Palmer Square European Loan Funding	324,818	-	(324,992)	-	24,116	23,942	(47,884)	-	-
Palmer Square European Loan Funding	-	2,152,853	-	-	-	-	(3,389)	2,149,464	18,059
Palmer Square European Loan Funding	-	3,051,065	-	-	355	-	625	3,052,045	-
Palmer Square European Loan Funding	-	141,276	-	-	-	-	1,289	142,564	3,562
Palmer Square Loan Funding Ltd.	1,504,918	-	-	-	1,424	41,073	(17,425)	1,529,990	-
Palmer Square Loan Funding Ltd.	1,262,225	-	-	-	-	12,225	(81,211)	1,193,239	-
Palmer Square Loan Funding Ltd.	889,160	-	-	-	-	64,160	(72,268)	881,052	-
Palmer Square Loan Funding Ltd.	753,582	-	-	-	278	17,794	(21,654)	750,000	19,432
Palmer Square Loan Funding Ltd.	511,018	-	-	-	-	11,018	(30,237)	491,800	-
Palmer Square Loan Funding Ltd.	502,791	-	-	-	-	2,791	(4,472)	501,110	-
Palmer Square Loan Funding Ltd.	461,574	-	-	-	-	(38,426)	32,137	455,285	-
Palmer Square Loan Funding Ltd.	430,974	-	-	-	-	(19,026)	(8,343)	403,605	-
Palmer Square Loan Funding Ltd.	299,072	-	-	-	223	10,196	(8,162)	301,329	7,147
Palmer Square Loan Funding Ltd.	-	3,000,000	-	-	-	-	4,627	3,004,627	-
Palmer Square Loan Funding Ltd.	-	2,724,286	-	-	801	-	(801)	2,724,286	34,200
	$19,065,066	$11,865,372	$(1,262,160)	$-	$(936,730)	$(196,781)	$(388,833)	$28,145,934	$203,685